Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of components and movements in right of use assets

	Land and	Computer
	building	equipment	Total
	$	$	$
Balance at January 1, 2019	4,073,286	29,266	4,102,552
Depreciation	(348,590)	(11,193)	(359,783)
Balance at December 31, 2019	3,724,696	18,073	3,742,769
Remeasurement of lease liabilities	366,566	—	366,566
Depreciation	(402,947)	(5,388)	(408,335)
Balance at December 31, 2020	3,688,315	12,685	3,701,000

Schedule of movements in lease liabilities

$
Balance at January 1, 2019	4,116,347
Payments	(131,321)
Balance at December 31, 2019	3,985,026
Remeasurement	366,566
Payments	(1,363,050)
Balance at December 31, 2020	2,988,542

Schedule of amount recognized in the statement of comprehensive loss

	2020	2019
		$
Depreciation of right-of-use assets	408,335	359,783
Interest on lease liabilities	211,666	258,288
Expense related to lease payments not included in the measurement of lease liabilities	—	7,264

Schedule of maturity analysis - contractual undiscounted cash flows of lease liabilities

$
2021	406,542
2022	2,875,509
2023	4,839
3,286,890